Fair Value - Financial Instruments Not Carried at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets
Mortgage loans	$ 5,470	$ 5,500
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party
Assets
Mortgage loans	5,470	5,500
Policy loans	602	642
Funds withheld at interest	6,538	3,482
Other investments	81	83
Short-term investments	189	135
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Carrying Value
Assets
Investment funds	590	581
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Fair Value
Assets
Mortgage loans	44	48
Investment funds	590	581
Funds withheld at interest	140	36
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Level 3 | Carrying Value
Assets
Mortgage loans	5,426	5,452
Funds withheld at interest	6,398	3,446
Other investments	81	83
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Level 3 | Fair Value
Assets
Mortgage loans	5,560	5,567
Funds withheld at interest	6,398	3,446
Other investments	81	83
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Level 2 | Carrying Value
Assets
Policy loans	602	642
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Level 2 | Fair Value
Assets
Policy loans	602	642
Consolidated Entity Excluding Variable Interest Entities (VIE)
Liabilities
Interest sensitive contract liabilities	61,532	57,289
Funds withheld liability	380	388
Consolidated Entity Excluding Variable Interest Entities (VIE) | Carrying Value
Assets
Total assets not carried at fair value	14,532	11,501
Liabilities
Total liabilities not carried at fair value	28,002	24,006
Consolidated Entity Excluding Variable Interest Entities (VIE) | Fair Value
Assets
Total assets not carried at fair value	14,691	11,627
Liabilities
Interest sensitive contract liabilities	6,574	6,346
Funds withheld liability	6	35
Total liabilities not carried at fair value	27,304	23,324
Consolidated Entity Excluding Variable Interest Entities (VIE) | Level 3 | Carrying Value
Liabilities
Interest sensitive contract liabilities	27,628	23,653
Consolidated Entity Excluding Variable Interest Entities (VIE) | Level 3 | Fair Value
Liabilities
Interest sensitive contract liabilities	26,930	22,971
Consolidated Entity Excluding Variable Interest Entities (VIE) | Level 2 | Carrying Value
Liabilities
Funds withheld liability	374	353
Consolidated Entity Excluding Variable Interest Entities (VIE) | Level 2 | Fair Value
Liabilities
Funds withheld liability	374	353
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party
Assets
Other investments	237	245
Short-term investments	0	55
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party | Carrying Value
Assets
Investment funds	1,198	997
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party | Fair Value
Assets
Investment funds	1,198	997
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party | Level 3 | Carrying Value
Assets
Other investments	237	245
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party | Level 3 | Fair Value
Assets
Other investments	262	256
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party | Level 2 | Carrying Value
Assets
Short-term investments	0	55
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party | Level 2 | Fair Value
Assets
Short-term investments	$ 0	$ 55